Income Taxes (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Provision Abstract
Book income (loss)	$ 444,255	$ 2,784,887
Tax to book differences for deductible expenses	9,508	9,574
Tax non-deductible expenses	1,166,218	(3,845,607)
Valuation Allowance	(1,619,981)	1,051,146
Income tax expense